Unapproved Change Orders and Claims (Roll-forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unapproved Change Orders [Roll Forward]
Amounts included in project estimates-at-completion at January 1,	$ 294	$ 104
Additions	647	241
Approved change orders	(17)	(51)
Amounts included in project estimates-at-completion at December 31,	924	294
Amounts recorded in revenues on a percentage-of-completion basis at December 31,	$ 826	$ 241